GENERAL INFORMATION	12 Months Ended
Dec. 31, 2018
Disclosure of general information [abstract]
GENERAL INFORMATION
NOTE 1 - GENERAL INFORMATION:

a.	General:

1.
Entera Bio Ltd. (the "Company") was incorporated on September 30, 2009 and commenced operation on June 1, 2010.  The Company is a clinical-stage biopharmaceutical company, focused on the development and commercialization of orally delivered large molecule therapeutics for use in orphan indications and other areas with significant unmet medical needs.  Currently the Company is focused on the development of oral capsules for the treatment of osteoporosis and hypoparathyroidism . Our lead oral PTH product candidates are EB613 for the treatment of osteoporosis and EB612 for the treatment of hypoparathyroidism.

On January 8, 2018, the Company incorporated Entera Bio Inc., a fully owned subsidiary based in Delaware USA.

2.	Initial Public Offering (IPO)–
The Company filed final prospectus with the Securities and Exchange Commission ("SEC") which became effective on June 27, 2018. On July 2, 2018 the Company Completed the IPO in the Nasdaq Capital Market (the “Nasdaq”), for further information see note 10.

3.
Since the Company is engaged in research and development activities, it has not derived significant income from its activities and has incurred accumulated losses in the amount of $52,117 thousand through December 31, 2018 and cash outflows from operating activities. The Company's management is of the opinion that its available funds as of December 31, 2018 will not allow the Company to execute its development plans in the upcoming year. These factors raise substantial doubt as to the Company's ability to continue as a going concern.

Management is in the process of evaluating various financing alternatives in the public or private equity markets, debt financings, government grants or through license of the company's technology to additional external parties through partnerships or research collaborations as the Company will need to finance future research and development activities, general and administrative expenses and working capital through fund raising. However, there is no certainty about the Company's ability to obtain such funding.

The financial information has been prepared on a going concern basis, which assumes the Company will continue to realize its assets and discharge its liabilities in the normal course of business. If the Company does not raise the requisite funds, it will need to curtail or cease operations. These financial statements do not include any adjustments that may be necessary should the Company be unable to continue as a going concern.

4.
On December 10, 2018, the Company entered into a research collaboration and license agreement (the “Amgen Agreement”) with Amgen Inc. (“Amgen”) in inflammatory disease and other serious illnesses. Pursuant to the Amgen Agreement, the Company and Amgen will use the Company’s proprietary drug delivery platform to develop oral formulations for one preclinical large molecule program that Amgen has selected. Amgen also has options to select up to two additional programs to include in the collaboration. Amgen is responsible for the clinical development, regulatory approval, manufacturing and worldwide commercialization of the programs.

The Company granted Amgen an exclusive, worldwide, sublicenseable license under certain of its intellectual property relating to its drug delivery technology to develop, manufacture and commercialize the applicable products. The Company will retain all intellectual property rights to its drug delivery technology, and Amgen will retain all rights to its large molecules and any subsequent improvements, and ownership of certain intellectual property developed through the performance of the collaboration is to be determined by U.S. patent law.

Pursuant to the terms of the Amgen Agreement, Amgen is required to make  aggregate payments of up to $ 270 million upon achievement of various clinical and commercial milestones or its exercise of options to select additional two programs to include in the collaboration, as well as tiered royalty payments ranging  from the low to mid-single digits based on the level of Amgen’s net sales of the applicable products.   Amgen is required to pay for the initial program $450,000 for the second year of preclinical services to be provided by the Company, and must reimburse the Company for further expenses as shall be agreed between the parties. In January 2019, as required by the Amgen Agreement, Amgen paid the Company a non-refundable and non-creditable initial technology access fee of $725,000.

Amgen’s obligation to pay royalties with respect to a product in a particular country commences upon the first commercial sale of such product in such country and expires on a country-by-country and product-by-product basis on the later of (a) the date on which the sale of the product is no longer covered by a valid claim of a patent licensed to Amgen under the Amgen Agreement, and (b) the tenth anniversary of the first commercial sale of such product in such country.

The term of the Amgen Agreement commenced on December 10, 2018, and unless earlier terminated, shall continue in full force and effect, on a product-by-product basis, until expiration of the last-to-expire royalty term with respect to such product.

b.	Approval of financial statements

These financial statements were approved by the Company's Board of Directors on March 25, 2019.